Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 03, 2017
Document Effective Date	Aug. 03, 2017
Prospectus Date	Jul. 29, 2017
Port Street Quality Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	PSQGX